Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Common stock, par value (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	908,170	898,105
Common stock, shares outstanding	907,756	897,691
Treasury stock, shares	414	414
Series C Preferred Stock, Senior, Non-Cumulative Perpetual [Member]
Preferred stock, par value (in Dollars per share)	$ 0	$ 0
Preferred stock, shares issued	9,000	9,000
Preferred stock, shares outstanding	9,000	9,000
Preferred stock, liquidation value per share (in Dollars per share)	$ 1,000	$ 1,000